S-K 1602(c) Dilution - USD ($)		Dec. 04, 2025	Oct. 31, 2025
Net Tangible Book Value Line Items
Net Tangible Book Value		$ 102,355,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment		14,614,633
Ordinary Shares Offered [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[1]	$ 0.0075
Net Tangible Book Value Line Items
Net Tangible Book Value	[1]	$ 25,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[1]	3,333,333
Private Units [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[2]	$ 9.0909
Net Tangible Book Value Line Items
Net Tangible Book Value	[2]	$ 2,330,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[2]	256,300
Public Shareholders [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[3]	$ 9.0909
Net Tangible Book Value Line Items
Net Tangible Book Value	[3]	$ 100,000,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[3]	11,000,000
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share		3.12
Net Tangible Book Value, Adjusted, per Share		6.88
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.02)
Net Tangible Book Value Amount of Dilution, Per Share		9.87
Net Tangible Book Value, Adjusted, per Share		0.13
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.02)
Net Tangible Book Value Amount of Dilution, Per Share		3.76
Net Tangible Book Value, Adjusted, per Share		6.24
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.02)
Net Tangible Book Value Amount of Dilution, Per Share		4.74
Net Tangible Book Value, Adjusted, per Share		5.26
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.02)
Net Tangible Book Value Amount of Dilution, Per Share		6.40
Net Tangible Book Value, Adjusted, per Share		3.60
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.02)
Net Tangible Book Value Amount of Dilution, Per Share		3.11
Net Tangible Book Value, Adjusted, per Share		6.89
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.02)
Net Tangible Book Value Amount of Dilution, Per Share		9.89
Net Tangible Book Value, Adjusted, per Share		0.11
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.02)
Net Tangible Book Value Amount of Dilution, Per Share		3.76
Net Tangible Book Value, Adjusted, per Share		6.24
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.02)
Net Tangible Book Value Amount of Dilution, Per Share		4.74
Net Tangible Book Value, Adjusted, per Share		5.26
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.02)
Net Tangible Book Value Amount of Dilution, Per Share		6.40
Net Tangible Book Value, Adjusted, per Share		$ 3.60
Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			$ (64,487)
Net Tangible Book Value Adjusted			$ 100,600,513
Number Of Shares Used Line Items
Number of Shares Used Adjustment			14,614,633
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			3,833,333
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(500,000)
Without Over Allotment [Member] | No Redemption [Member] | IPO Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			1,000,000
Without Over Allotment [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			233,000
Without Over Allotment [Member] | No Redemption [Member] | Private Placement Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			23,300
Without Over Allotment [Member] | No Redemption [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			25,000
Without Over Allotment [Member] | No Redemption [Member] | Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Without Over Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[4]		$ 100,600,000
Without Over Allotment [Member] | No Redemption [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			40,000
Without Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 600,513
Number Of Shares Used Line Items
Number of Shares Used Adjustment			4,614,633
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			3,833,333
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(500,000)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | IPO Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			1,000,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			233,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			23,300
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			25,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(10,000,000)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[4]		$ 100,600,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			40,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 75,600,513
Number Of Shares Used Line Items
Number of Shares Used Adjustment			12,114,633
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			3,833,333
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(500,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | IPO Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			1,000,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			233,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			23,300
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			25,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(2,500,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[4]		$ 100,600,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			40,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 50,600,513
Number Of Shares Used Line Items
Number of Shares Used Adjustment			9,614,633
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			3,833,333
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(500,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | IPO Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			1,000,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			233,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			23,300
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			25,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(5,000,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[4]		$ 100,600,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			40,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 25,600,513
Number Of Shares Used Line Items
Number of Shares Used Adjustment			7,114,633
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			3,833,333
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(500,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | IPO Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			1,000,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			233,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			23,300
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			25,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(7,500,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[4]		$ 100,600,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			40,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 115,600,513
Number Of Shares Used Line Items
Number of Shares Used Adjustment			16,789,008
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			3,833,333
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | No Redemption [Member] | IPO Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			1,150,000
With Over Allotment [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			251,750
With Over Allotment [Member] | No Redemption [Member] | Private Placement Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			25,175
With Over Allotment [Member] | No Redemption [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			28,750
With Over Allotment [Member] | No Redemption [Member] | Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[4]		$ 115,600,000
With Over Allotment [Member] | No Redemption [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			40,000
With Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 600,513
Number Of Shares Used Line Items
Number of Shares Used Adjustment			5,289,008
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			3,833,333
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | IPO Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			1,150,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			251,750
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			25,175
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			28,750
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(11,500,000)
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[4]		$ 115,600,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			40,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 86,850,513
Number Of Shares Used Line Items
Number of Shares Used Adjustment			13,914,008
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			3,833,333
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | IPO Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			1,150,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			251,750
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			25,175
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			28,750
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(2,875,000)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[4]		$ 115,600,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			40,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 58,100,513
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,039,008
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			3,833,333
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | IPO Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			1,150,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			251,750
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			25,175
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			28,750
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(5,750,000)
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[4]		$ 115,600,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			40,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(64,487)
Net Tangible Book Value Adjusted			$ 29,350,513
Number Of Shares Used Line Items
Number of Shares Used Adjustment			8,164,008
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			3,833,333
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | IPO Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			1,150,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			251,750
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Rights [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			25,175
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			28,750
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			(8,625,000)
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[4]		$ 115,600,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			40,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 25,000

[1]	Assumes the full surrender and forfeiture of 500,000 founder shares and no exercise of the underwriters’ over-allotment option.
[2]	Includes the issuance of an additional 23,300 shares underlying the rights contained in the private units.
[3]	Includes the issuance of an additional 1,000,000 shares underlying the rights contained in the public shareholders.
[4]	Expenses applied against gross proceeds include offering expenses of approximately $480,000. See “Use of Proceeds.”